LAND USE RIGHTS, NET (Details) ¥ in Thousands, $ in Thousands	Sep. 30, 2019 USD ($)	Sep. 30, 2019 CNY (¥)	Sep. 30, 2018 CNY (¥)
Land Use Rights [Abstract]
Land use rights		¥ 16,564	¥ 22,275
Accumulated amortization		(3,651)	(5,711)
Land use rights, net	$ 1,826	¥ 12,913	¥ 16,564